Summary of amounts for actuarial loss on obligation recognized in other comprehensive income (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Actuarial loss/ (gain) on obligation	[1]	₨ 321	₨ (2,009)	₨ (25,396)

[1]	Refer to Note 31 for the movement during the year.